Leases - Schedule of future minimum lease receivables for operating leases (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Vessels
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted lease receivables	$ 703,666	$ 754,710
Vessels | IFRS 16
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted lease receivables	457,750	487,686
Vessels | IFRS 15
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted lease receivables	245,916	267,024
Vessels | Less than 1 year
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted lease receivables	162,100	121,978
Vessels | Between 1 and 5 years
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted lease receivables	300,183	326,228
Vessels | More than five years
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted lease receivables	241,383	306,505
Office lease
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted lease receivables	2,974	4,843
Office lease | Less than 1 year
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted lease receivables	1,689	1,869
Office lease | Within two years
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted lease receivables	1,285	1,689
Office lease | Between two and three years
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted lease receivables	$ 0	$ 1,285